Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000262836 | 912810QH4 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000262836 | 3132DWJQ7 | Freddie Mac Pool SD8371
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000262836 | 912810UF3 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000262836 | 3132DWFG3 | Freddie Mac Pool SD8267
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000262836 | 912810QQ4 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262836 | 31418E2D1 | Fannie Mae Pool MA5271
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262836 | 3132DWN82 | Freddie Mac Pool SD8515
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262836 | 00500RAJ4 | ACREC 2021-FL1 Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000262836 | 31418EV72 | Fannie Mae Pool MA5137
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000262836 | 53947XAL6 | LoanCore 2021-CRE5 Issuer Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262836 | CLO00028AAA3
Holdings [Line Items]
Percent of Total Investments	16.70%
C000262836 | CMO3136BWN85
Holdings [Line Items]
Percent of Total Investments	0.40%
C000262836 | Financials049463AE2
Holdings [Line Items]
Percent of Total Investments	13.00%
C000262836 | MBS Passthrough3140XQNC7
Holdings [Line Items]
Percent of Total Investments	69.90%
C000262836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262836 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262836 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262836 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000262836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262836 | ABS-Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000262836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000262836 | CLO
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000262836 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000262836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000262837 | 00500RAJ4 | ACREC 2021-FL1 Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000262837 | 53947XAL6 | LoanCore 2021-CRE5 Issuer Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262837 | 31418ET67 | Fannie Mae Pool MA5072
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000262837 | 629174AC7 | NMNL 2025-1A C, C
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262837 | 31418EXU9 | Fannie Mae Pool MA5190
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000262837 | 3132DWHZ9 | Freddie Mac Pool SD8348
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000262837 | 3132DWJR5 | Freddie Mac Pool SD8372
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000262837 | 05591XAJ0 | BRSP 2021-FL1 Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262837 | 30319YAJ7 | FS RIALTO, D
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262837 | 50208TAG6 | LMNT CRE 2025-FL3, LLC, C
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000262837 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262837 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000262837 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000262837 | ABS-Other
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000262837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000262837 | CLO
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000262837 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000262837 | CLO00028AAE5
Holdings [Line Items]
Percent of Total Investments	34.20%
C000262837 | Consumer Discretionary501797AM6
Holdings [Line Items]
Percent of Total Investments	20.90%
C000262837 | MBS Passthrough3140QRFW8
Holdings [Line Items]
Percent of Total Investments	44.90%